Marketable Securities and Investments	12 Months Ended
Jun. 30, 2012
Marketable Securities and Investments [Abstract]
Marketable Securities and Investments
3.	Marketable Securities and Investments:

As of June 30, 2011, the Company had investments in available-for-sale securities with a cost basis of $350,164.  The investments included certain equity securities of entities involved in the exploration of precious metals.  For the year ended June 30, 2012, the Company sold its investment in available-for-sale securities for proceeds of $144,690 and recorded a loss on its statement of operations and comprehensive loss of $205,474.  The Company also recorded a gain on its statement of operations and comprehensive loss of $38,743 for securities which were previously restricted from sale that were sold during the year-ended June 30, 2012.